Nature of operations and reorganizations (Tables)	12 Months Ended
Dec. 31, 2023
Nature of operations and reorganizations
Summary of major subsidiaries, VIE and VIE's subsidiaries

As of December 31, 2023, major subsidiaries, the VIE and VIE’s subsidiaries of Relx HK, the holding company of the PRC Business, were as follows:

			Percentage of
			direct or
			indirect
	Place of	Date of	economic
	incorporation	incorporation	ownership	Principal activities
Subsidiaries
Beijing Yueke Technology Co., Ltd.	Beijing, China	October 25, 2018	100%	Investment holding
Shanghai Wuke Information Technology Co., Ltd. (“Shanghai Wuke”)	Shanghai, China	July 26, 2019	100%	Investment holding
Mons Co., Ltd	Incheon, South Korea	June 1, 2020	100%	Selling e‑vapor products
VIE
Beijing Wuxin Technology Co., Ltd.	Beijing, China	February 22, 2018	100%	Investment holding
Subsidiaries of VIE
Shenzhen Wuxin Technology Co., Ltd.	Shenzhen, China	January 2, 2018	100%	Selling e‑vapor products, research and development
Ningbo Wuxin Information Technology Co., Ltd. (“Ningbo Wuxin”)	Ningbo, China	October 10, 2018	100%	Selling e‑vapor products

Summary of consolidated financial information of the VIE and its subsidiaries

	As of December 31,
	2022	2023
	RMB	RMB
Current assets
Cash and cash equivalents	956,918	927,097
Restricted cash	20,574	29,718
Short-term bank deposits, net	130,000	99,996
Receivables from online payment platforms	2,817	5,398
Short-term investments, net	2,434,864	2,148,719
Accounts and notes receivable, net	50,259	20,490
Inventories	130,122	72,468
Amounts due from group companies	98,515	129,214
Amounts due from related parties	5,112	102,661
Prepayments and other current assets, net	80,267	112,575
Total current assets	3,909,448	3,648,336
Non‑current assets
Property, equipment and leasehold improvement, net	75,780	52,102
Intangible assets, net	4,718	53,672
Long-term investments, net	8,000	8,000
Deferred tax assets, net	54,736	42,808
Right-of-use assets, net	57,261	42,529
Long-term bank deposits, net	1,167,325	1,398,376
Other non-current assets, net	10,871	2,599
Total non-current assets	1,378,691	1,600,086
Total assets	5,288,139	5,248,422
Current liabilities
Accounts and notes payable	268,761	224,383
Contract liabilities	3,829	11,319
Salary and welfare benefits payable	53,438	19,519
Taxes payable	93,700	36,932
Accrued expenses and other current liabilities	132,762	95,125
Amounts due to group companies	261,729	275,376
Amounts due to related parties	423	—
Lease liabilities - current portion	36,905	25,422
Total current liabilities	851,547	688,076
Non-current liabilities
Deferred tax liabilities	8,653	7,695
Lease liabilities - non-current portion	30,593	18,092
Total non-current liabilities	39,246	25,787
Total liabilities	890,793	713,863

	For the year ended
	December 31, 2021	December 31, 2022	December 31, 2023
	RMB	RMB	RMB
Third-party revenues	8,520,978	5,330,992	1,338,746
Inter-group revenues (i)	—	4,533	15,937
Third-party cost of revenues	(4,848,190)	(2,965,169)	(664,660)
Inter-group cost of revenues (ii)	—	(144)	(1,268)
Excise tax on products	—	(52,668)	(342,354)
Third-party operating expenses	(1,182,492)	(713,520)	(484,994)
Inter-group operating expenses (iii)	(122,568)	(459,549)	(237,664)
Other (expenses)/income	(367,311)	132,736	220,220
Net income/(loss)	2,000,417	1,277,211	(156,037)
(i)	Starting from 2022, the consolidated VIE and its subsidiaries provide operation services to entities within the Group. The inter-group service revenue is eliminated at the consolidated level.
(ii)	Starting from 2022, the entities within the Group sell products to the consolidated VIE. The inter-group cost of revenues is eliminated at the consolidated level.
(iii)	The subsidiaries of the Group and the primary beneficiary of the consolidated VIE provide operation supporting services to the consolidated VIE and its subsidiaries. The inter-group service charge is eliminated at the consolidation level.

	For the year ended
	December 31, 2021	December 31, 2022	December 31, 2023
	RMB	RMB	RMB
Net cash used in operating activities with group company	—	(512,685)	(210,479)
Other operating activities	1,842,887	641,865	202,414
Net cash generated from/(used in) operating activities	1,842,887	129,180	(8,065)

Loans to group companies	(96,058)	(450,769)	(80,805)
Repayment of loans from group companies	191,620	342,000	61,590
Other investing activities	(2,755,324)	343,317	53,451
Net cash (used in)/generated from investing activities	(2,659,762)	234,548	34,236

Borrowings under loans from group companies	—	390,358	543,912
Repayment of borrowings under loans from group companies	—	(164,408)	(590,760)
Other financing activities	(10,785)	(763)	—
Net cash (used in)/generated from financing activities	(10,785)	225,187	(46,848)